S000002882 [Member] Expense Example - BlackRock Basic Value V.I. Fund	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 76
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	469
Expense Example, with Redemption, 10 Years	1,061
Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	348
Expense Example, with Redemption, 5 Years	612
Expense Example, with Redemption, 10 Years	$ 1,365